1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Product Warranty Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Details
Standard Product Warranty Period	12 months
Standard and Extended Product Warranty Accrual	$ 9,200	$ 38,000